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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number       811-09911

Hussman Investment Trust

(Exact name of registrant as specified in charter)

5136 Dorsey Hall Drive Ellicott City, Maryland	21042
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC   225 Pictoria Drive, Suite 450     Cincinnati, Ohio  45246

(Name and address of agent for service)

Registrant's telephone number, including area code:     (513) 587-3400

Date of fiscal year end:                June 30

Date of reporting period:              July 1, 2009 - June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Hussman Investment Trust

By (Signature and Title)*		/s/ John P. Hussman.
John P. Hussman, President
Date	July 22, 2010

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

INVESTMENT COMPANY REPORT

Name of Fund: Hussman Strategic Growth Fund

For shareholder meetings held from July 1, 2009 through June 30, 2010

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund vote For or Against Management?
Dell Inc	DELL	24702R101	07/17/09	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Ratification of independent auditor	Issuer	Yes	For	For
				Reimbursement of proxy expenses	Security Holder	Yes	Against	For
				Adopt a simple majority vote	Security Holder	Yes	Against	For
Research in Motion	RIMM	760975102	07/14/09	Election of all nominees	Issuer	Yes	For	For
				In respect of the re-appointment of Ernst & Young as independent auditors of the company and authorizing the Directors to fix their remuneration	Issuer	Yes	For	For
Xilinx Inc	XLNX	983919101	08/12/09	Election of all nominees	Issuer	Yes	For	For
				To approve an amendment to 1990 employee qualified stock purchase plan to incease the number of shares by 2,000,000	Issuer	Yes	For	For
				Proposal to approve an amendment to the company's 2007 equity incentive plan to increase the number of shares reserved for issuance thereunder by 5,000,000 shares	Issuer	Yes	Against	Against
				Proposal to ratify the appointment of Ernst & Young as the company's external auditors for fiscal year 2010	Issuer	Yes	For	For
Check Point Software Technologies	CHKP	M22465104	07/29/09	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				To authorize the Chairman of the Board of Directors to continue serving as chairman of the Board of Directors and the chief executive officer for up to three years following the meeting	Issuer	Yes	For	For
				To ratify the appointment and compensation of Check Point's indpendent public accountants	Issuer	Yes	For	For
				To approve compensation to Check Point's Chief executive officer who is also the Chairman of the Board of Directors	Issuer	Yes	For	For
				I am a "controllilng shareholder	Issuer	Yes	Against	Against
				I have a "personal interest" in interm 5	Issuer	Yes	Against	Against
Plantronics Inc	PLT	727493108	07/29/09	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratify and approve amendments to the 2003 stock plan	Issuer	Yes	Against	Against
				Ratify and approve amendments to the 2002 employee stock purchase plan	Issuer	Yes	For	For
				Ratify the appointment of PriceWaterHouseCoopers as the independent registered public accounting firm of Plantronics for fiscal 2010	Issuer	Yes	For	For
Computer Sciences Corp	CSC	205363104	08/03/09	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To ratify the appointment of independent auditors	Issuer	Yes	For	For
Forest Labs Inc	FRX	345838106	08/10/09	Election of all nominees	Issuer	Yes	For	For
				Approval of the company's executive compensation philosophy, policies and procedures as described in the compensation discussion and analysis	Issuer	Yes	Against	Against
				Ratification of the selection of BDO Seidman, LLP as indpendent registered public accounting firm for the fiscal yar ending 3/31/2010	Issuer	Yes	For	For
Polo Ralph Lauren Corporation	RL	731572103	08/06/09	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Raitifcation of appointment of Ernst & Young as the company's indpendent registered public accounting firm to serve for the fiscal year ending 4/3/2010	Issuer	Yes	For	For
Microchip Technology	MCHP	595017104	08/14/09	Directors recommend a vote for eleciton of all nominees	Issuer	Yes	For	For

Amendment and restatment of our 2004 equity incentive plan to 1) Modify the automatic grant provisions with respect to equity compensation for non-employee Directors to provide for annual awards of options and restricted stock units("RSUS"), and( II) revise the definiton of "Performance Goals" for purposes of seciton 162(M) of the internal revenue code
					Issuer	Yes	Against	Against
				Proposal to ratify the appointment of Ernst & Young as the indpendent registered public accounting firm of Microchip for the fiscal yar ending 3/31/2010.	Issuer	Yes	For	For
Q Logic Corp	QLGC	747277101	08/20/09	Election of all nominees	Issuer	Yes	For	For
				Approval of amendment to the Qlogic corporation 2005 performance incentive plan to increase the aggregate share limit	Issuer	Yes	Against	Against
				Ratification of appointment of KPMG as indpendent auditors	Issuer	Yes	For	For
Cooper Industries	CBE	G24182100	08/31/09	Approval of the scheme of arrangement attached to the accompanying proxy statement(re:change of incorporation of company from Bermuda to Ireland for Class A Public shareholders)	Issuer	Yes	For	For

If the scheme of arrangment is approved, and in connection with the scheme of arrangment and the reorganization, approval of the reduction of the share premium of Cooper industries PLC to allow the creation of Distributable reserves that was previously unanimously approved by Cooper Industries, LTD and the other current shareholders of Cooper Industries PLC
					Issuer	Yes	For	For
Patterson Companies	PDCO	703395103	09/14/09	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For

To approve the amendment to the equity incentive plan to remove the 2,000,000 share limit on the number of shares that may be issued thereunder pursuant to awards of restricted stock, restricted stock unit awards and stock bonuses.  The amendment to our equity incentive plan does not represent an increase in the number of shares reserved for awards thereunder
					Issuer	Yes	Against	Against
				To ratify the selection of Ernst & Young as our independent registered public accounting firm for the fiscal year ending 4/24/2010.	Issuer	Yes	For	For
Nike	NKE	654106103	09/21/09	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To approve an amendment to the Nike Inc. Employee Stock purchase plan	Issuer	Yes	For	For
				To ratify the appointment of PriceWaterHouse Coopers as indpendent registered public accounting firm	Issuer	Yes	For	For
Medtronic Inc	MDT	585055106	08/27/09	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To ratify the appointment of PriceWaterHouseCoopers as independent registered public accounting firm	Issuer	Yes	For	For
				To approve an amendment to the Medtronic Inc 2005 employees stock purchase plan to increase the number of shares authorized for issuance thereunder from 10,000,000 to 25,000,000	Issuer	Yes	For	For
				To approve an amendment to the Medtronic Inc 2008 stock award and incentive plan to increase the number of shares authorized for issuance thereunder from 50,000,000 to 100,000,000	Issuer	Yes	Against	Against
Global Payments Inc	GPN	37940X102	09/30/09	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				The proposal to ratify the reappointment of Deloitte&Touche as the company's indpendent public accountants	Issuer	Yes	For	For
				The proposal to approve a list of qualified business criteria for performance based awards to be granted under the third amended and restated 2005 incentive plan	Issuer	Yes	Against	Against
Darden Restaurants	DRI	237194105	09/25/09	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				To ratify the appointment of KPMG as our independent registered public accounting firm for the fiscal year ending 5/30/2010	Issuer	Yes	For	For
Netapp Inc	NTAP	64110D104	10/14/09	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For

To approve an amendment to the 1999 stock option plan to modify the number of shares of company commons stock shares that may e issued pursuant to awrds under the stock issuance and performance share and performance unit programs
					Issuer	Yes	Against	Against

To approve an amendment to the automatic option grant program contained in the 1999 stock option plan so that a nonemployee Director may elect to receive his or her automatic equity grants in the form of all stock options or in a combination of stock options and restricted stock units
					Issuer	Yes	Against	Against
				To approve an amendment to the employee stock purchase plan to incease the share reserve under the pruchase plan by an additonal 6,700,000 shares of common stock	Issuer	Yes	For	For

To approve an amendment and restatement of the executive compensation plan to provide the plan administrator with discretion to determine the length of any performance period under the compensation plan and to limit the maximum award that any participant may receive pursuant to the compesnation plan to $5,000,000 in any fiscal year
					Issuer	Yes	Against	Against
				To ratify the appointment of Deloitte & Touche as our indpendent auditors of the company for the fiscal year ending 4/30/2010	Issuer	Yes	For	For
Oracle Corporation	ORCL	68389X105	10/07/09	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Proposal for the approval of the adoption of the fiscal year 2010 executive bonus plan	Issuer	Yes	Against	Against
				Proposal to ratify the selection of Ernst & Young as indpendent registered public accounting firm of the company for the fiscal year ending 5/31/2010	Issuer	Yes	For	For
				Stockholder proposal regarding special stockholder meetings	Security Holder	Yes	Against	For
				Stockholder proposal regarding advisory vote on executive compensation	Security Holder	Yes	For	Against
				Stockholder propsal regarding equity retention policy	Security Holder	Yes	For	Against
Paychex, Inc	PAYX	704326107	10/13/09	Election of all nominees	Issuer	Yes	For	For
				Ratification of the audit committee's selection of Ernst & Young as independent registered public accounting firm	Issuer	Yes	For	For
Synaptics Inc.	SYNA	87157D109	10/20/09	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Proposal to ratify the appointment of KPMG as an indpendent registered public accounting firm as the company's indpendent auditor of the fiscal yar ending 6/30/2010	Issuer	Yes	For	For
Cintas Corp	CTAS	172908105	10/20/09	Election of all nominees	Issuer	Yes	For	For
				To ratify Ernst & Young as our independent registered public accounting firm for fiscal 2010	Issuer	Yes	For	For
				Proposal to adopt principles for healthcare reform as reported by the institute of medicine	Security Holder	Yes	Against	For
Brinker International	EAT	109641100	10/29/09	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				The ratification of the appointment of KPMG as our independent auditors for the fiscal 2010 year	Issuer	Yes	For	For
SeaGate Technology	STX	G7945J104	10/28/09	Election of all nominees	Issuer	Yes	For	For
				Proposal to approve an increase in the common shares available for purchase under Seagate Technology's employee stockpurchase plan in the amount of 10 million shares	Issuer	Yes	For	For
				Proposal to approve an employee stock option exchange program	Issuer	Yes	Against	Against
				Proposal to ratify the appointment of Ernst & Young as the independent registered public accounting firm	Issuer	Yes	For	For
Cisco	CSCO	17275R102	11/12/09	Election of all nominees	Issuer	Yes	For	For
				To approve the amendment and restatement of the 2005 stock incentive plan as set forth in the accompanying proxy statement	Issuer	Yes	Against	Against
				To approve the amendment and restatement of the Employee Stock purchase plan as set forth in the accompanying proxy statement	Issuer	Yes	For	For
				To ratify the appointment of PriceWaterHouseCoopers as Cisco's independent registered public accounting firm for the fiscal year ending 7/31/10	Issuer	Yes	For	For
				Proposal submitted by a shareholder to amend Cisco's bylaws to establish a Board committee on Human rights	Security Holder	Yes	For	Against

Proposal submitted by shareholders requesting the Board to adopt a policy that shareholders be provided the opportunity at each annual meeting of shareholders to vote on an advisory resolution to ratify the compensation of the named executive offices described in the proxy stement for the annual meeting
					Security Holder	Yes	For	Against

Proposal submitted by shareholders requesting the Board to publish a report to shareholders within six months providing a summarized listing and assessment of concrete steps  Cisco could reasonably take to reduce the likelihood that its business practices might enable or encourage the violation of human rights as set forth in the accompanying proxy statment
					Security Holder	Yes	For	Against
Western Digital Corp	WDC	958102105	11/11/09	Election of all nominees	Issuer	Yes	For	For
				To approve an amendment and restatement of our 2004 performance incentive plan	Issuer	Yes	Against	Against
				To ratify the appointment of KPMG as the indpendent registered public accounting firm for Western Digital corporation for the fiscal year ending 7/2/2010.	Issuer	Yes	For	For
Coach Inc	COH	189754104	11/05/09	Directors recommend a vote for eleciton of all nominees	Issuer	Yes	For	For
				To reapprove the performance cirteria under the Coach, Inc. 2004 stock incentive plan	Issuer	Yes	Against	Against
				Shareholder proposal requesting that the Board of Directors produce a report on the feasiblitiy of Coach Inc., ending its use of animal fur in its products	Security Holder	Yes	For	Against
Meredith Corp	MDP	585055106	11/04/09	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To ratify the appointment of KPMG as the company's independent registered public accounting firm for the year ending 6/30/2010	Issuer	Yes	For	For

To consider and act upon a proposal of the Board of Directors to reaffirm the previously approved business criteria, classes of eligible participants and maximum annual incentives awarded under the amended and restated Meredith Corporation 2004 stock incentive plan
					Issuer	Yes	Against	Against

To consider and act upon a proposal of the Board of Directors to authorize an additional reserve of 3,500,000 shares that may be granted under the amended and restated Meredith corporation 2004 stock incentive plan
					Issuer	Yes	Against	Against
The Estee Lauder Companies Inc	EL	518439104	11/13/09	Directors recommend a vote for eleciton of all nominees	Issuer	Yes	For	For
				Ratification of appoinmtent of KPMG as indpendent auditors for the 2010 fiscal year	Issuer	Yes	For	For
Microsoft Corporation	MSFT	594918104	11/19/09	Election of all nominees	Issuer	Yes	For	For
				Ratification of the selection of Deloitte & Touche as the company's indpendent auditor	Issuer	Yes	For	For
				To approve amendments to amended and restated articles of incorporation	Issuer	Yes	For	For
				Advisory vote on executive compensation	Issuer	Yes	For	For
				Shareholder proposal - Adoption of healthcare reform principles	Security Holder	Yes	Against	For
				Shareholder proposal-disclosure of charitable contributions	Security Holder	Yes	Against	For
Chipotle Mexican Grill Inc	CMG	169656105	12/21/09
Proposal to amend Chipotle's restated certificate of incorporation to (A) effect a reclassification of each outstanding share of Chipotle Class B common stock into one share of Chipotle Class A common stock and rename the Class A common stock as "commonstock and (B) eliminate provisions relating to Chipotle's prior dual-class common stock structure
					Issuer	Yes	For	For
Factsheet Research Systems Inc	FDS	303075105	12/15/09	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To ratify the appointment of the accounting firm of PriceWaterHouseCoopers as our independent registered public accounting firm for the fiscal year ending 8/31/2010	Issuer	Yes	For	For
Walgreen Company	WAG	931422109	01/13/10	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratify the appointment of Deloitte & Touche as Walgreen's independent registered public accounting firm	Issuer	Yes	For	For
				Amend and restate the Walgreen Co. executive stock option plan	Issuer	Yes	Against	Against
				Shareholder proposal on a policy to change each voting requirement in Walgreen Co.'s charter and by-laws to simple majority vote	Security Holder	Yes	Against	For
				Shareholder proposal on a policy that a significant portion of future stock option grants to Senior exectuives should be performance based	Security Holder	Yes	Against	For
				Shareholder proposal on a written report on charitable donations	Security Holder	Yes	Against	For
Sonic Corp	SONC	835451105	01/14/10	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of amendments to existing equity plans to allow for a one time stock option exchange program for employees other than Directors and named executive officers	Issuer	Yes	Against	Against

Approval of amendments to the Sonic Corp 2006 long term incentive plan to increase the number of shares available for grant under the plan and the maximum number of shares in respect of awards that may be made to any participant in any one calendar year
					Issuer	Yes	Against	Against
				Ratification of appointment of Ernst & Young as the company's indpendent registered public accounting firm	Issuer	Yes	For	For
Energizer Holdings Inc	ENR	29266R108	01/25/10	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of appointment of PriceWaterHouseCoopers as independent auditor	Issuer	Yes	For	For
Berkshire Hathaway	BRK/A	084670108	01/20/10
To approve an amendment to the corporation's existing restated certificate of incorporation, as amended(The current certificate) to effect a 50 for 1 stock split of the corporation's class B common stock while maintaining current economic and voting relationship between corporation's Class B common stock and the corporation's class A common stock
					Issuer	Yes	For	For
				To approve an amendment to the current certificate to clarify that the class B common stock may be split in the proposd 50 for 1 split without splitting the class A common stock	Issuer	Yes	For	For

To approve an amendment to the current certificate to change the par value of each share of Class B common stock in connection with the proposed 50 for 1 split, to $0.0033 from the current par value of $0.1667 per share of class B common stock
					Issuer	Yes	For	For

To approve an amendment to the current certificate to increase the number of shares of Class B common stock and the totat number of shares of all classes of stock that the corporation is authorized to issue
					Issuer	Yes	For	For

To approve an amendment to the current certifcate to remove the requirement to issue physical stock certificates for shares Note: The Board of Directors has conditioned the adoption of each of proposals 1,2,3 and 4 upon approval of each of the other of such proposals and recommends a vote for each of Proposals 1,2,3 and 4
					Issuer	Yes	For	For
Starbucks Corp	SBUX	855244109	03/24/10	Election of all nominees	Issuer	Yes	For	For
				Ratification of Deloitte & Touche as the independent registered public accounting firm	Issuer	Yes	For	For
				Shareholder proposal regarding recycling strategy for beverage containers	Security Holder	Yes	For	Against
Martek Biosciences Corp	MATK	572901106	03/18/10	Election of all nominees	Issuer	Yes	For	For
				To ratify the appointment of Ernst & Young as the company's independent registered public accounting firm for fiscal year	Issuer	Yes	For	For
Analog Devices	ADI	032654105	03/09/10	Election of all nominees	Issuer	Yes	For	For
				To ratify the selection of Ernst & Young as the company's independent registered public accounting firm for the f/y ending 10/30/10	Issuer	Yes	For	For
The Coca-Cola Company	KO	191216100	04/21/10	A vote for all nominees	Issuer	Yes	For	For
				Ratification of the appointment of Ernst & Young as independent auditors	Issuer	Yes	For	For
				Shareowner Proposal regarding an advisory vote on executive compensation	Security Holder	Yes	For	Against
				Shareowner proposal regarding an independent board chair	Security holder	Yes	Against	For
				Shareowner Proposal regarding restricted stock	Security Holder	Yes	Against	For
				Shareowner proposal regarding a report on Bisphenol-A	Security Holder	Yes	For	Against
Whirlpool	WHR	963320106	04/20/10	Election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of Ernst & Young as Whirlpool's independent registered public accounting firm for 2010	Issuer	Yes	For	For
				Approval of the Whirlpool corporation 2010 omnibus stock and incentive plan	Issuer	Yes	Against	Against
Humana Inc	HUM	444859102	04/20/10	Election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of PriceWaterHouseCoopers as the company's independent registered public accounting firm	Issuer	Yes	For	For
International Business Machines	IBM	459200101	04/27/10	Vote for all nominees	Issuer	Yes	For	For
				Ratification of appointment of independent registered public accounting firm	Issuer	Yes	For	For
				Stockholder proposal on executive compensation annual incentive payout	Security Holder	Yes	Against	For
				Stockholder proposal on cumulative voting	Security Holder	Yes	Against	For
				Stockholder proposal on new threshold for calling special meetings	Security Holder	Yes	Against	For
				Stockholder proposal on advisory vote on executive compensation	Security Holder	Yes	For	For
Adobe Systems	ADBE	00724F101	04/16/10	Election of all nominees	Issuer	Yes	For
				Approval of the amendment of the adobe systems incorporated 2003 equity incentive plan	Issuer	Yes	Against	Against
				Ratification of the appointment of KPMG as the company's independent registered public accoutning firm for the fiscal year ending on 12/3/10	Issuer	Yes	For	For
Corning	GLW	219350105	04/29/10	Election of all nominees	Issuer	Yes	For	For
				Ratify the appointment of PriceWaterHouseCoopers as Corning's independent registered public accountants	Issuer	Yes	For	For
				Approval of the 2010 variable compensation plan	Issuer	Yes	Against	Against
				Approval of the 2010 equity plan for non-employee Directors	Issuer	Yes	Against	Against
				Approval of the amendment and restatement of the restated certificate of incorporation to declassify the Board of Directors	Issuer	Yes	For	For
				Concerning voting	Security Holder	Yes	Against	For
Marathon Oil Corp	MRO	565849106	04/28/10	Vote for all nominees	Issuer	Yes	For	For
				Ratification of the appointment of PriceWaterHouseCoopers as our independent auditor for 2010	Issuer	Yes	For	For
				Stockholder proposal to amend our by-laws to lower the threshold for stockholders to call special meetings	Security Holder	Yes	Against	For
				Stockholder proposal to adopt a policy for ratification and approval of executive compensation policies and practices	Security Holder	Yes	For	Against
Berkshire Hathaway	BRK/A	084670108	05/01/10	Directors recommend a vote for all nominees	Issuer	Yes	For	For
PF Chang's China Bistro	PFCB	69333Y108	04/22/10	Election of all nominees	Issuer	Yes	For	For
				Appointment of KMG as independent auditors for the year ending 1/2/2011	Issuer	Yes	For	For
				Approval of adjournment of the meeting to solicit additonal proxies	Issuer	Yes	For	For
Cooper Industries	CBE	G24140108	04/27/10	Election of all nominees	Issuer	Yes	For	For
				To consider the company's Irish Statutory accounts and the related reports of the Directors and auditors	Issuer	Yes	For	For
				Appoint Ernst & Young as our independent auditors for the year ending 12/31/2010 and authorize the audit committee to set their remuneration	Issuer	Yes	For	For
				Authorize any subsidiary of the company to make market purchases of company shares	Issuer	Yes	For	For
				Authorize the reissue price range of Treasury shares	Issuer	Yes	For	For
Thomas & Betts Corp	TNB	884315102	05/05/10	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Ratification of appointment of independent registered public accounting firm	Issuer	Yes	For	For
Life Technologies	LIFE	53217V109	04/29/10	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of Ernst & Young as independent auditors of the company for fiscal year 2010	Issuer	Yes	For	For
				Adoption of an amendment of the restated certificate of incorporation of the company(adopt majority voting for uncontested elections for Directors)	Issuer	Yes	For	For
				Adoption of an amendment to the bylaws of the company (eliminate supermajority provisions)	Issuer	Yes	For	For
				Adoption of the company's 2010 incentive compensation plan	Issuer	Yes	Against	Against
Motorola, Inc	MOT	620076109	05/03/10	Election of all nominees	Issuer	Yes	For	For
				Approval of the company's overall executive compensation policies and procedures	Issuer	Yes	Against	Against
				Ratification of the appointment of KPMG as the company's indpendent registered public acounting firm for 2010	Issuer	Yes	For	For
				Shareholder proposal re: human rights policy	Security Holder	Yes	Against	For
				Shareholder proposal re: reincorporate in a shareowner-friendly state	Security Holder	Yes	Against	For
Astrazeneca PLC	AZN	046353108	04/29/10	To receive the Company's Accounts and the reports of the Directors and Auditor for the year ended 31 December 2009	Issuer	Yes	For	For
				To confirm dividends	Issuer	Yes	For	For
				To re-appoint KPMG audit Plc, London as Auditor	Issuer	Yes	For	For
				To authorize the Directors to agree the remuneration of the auditor	Issuer	Yes	For	For
				To re-elect all Directors	Issuer	Yes	For	For
				To approve the Directors' remuneration report for the year ended 31 December 2009	Issuer	Yes	For	For
				To authorize limited EU political donations	Issuer	Yes	For	For
				To authorize the Directors to allot shares	Issuer	Yes	For	For
				To authorize the Directors to disapply pre-emption rights	Issuer	Yes	Against	Against
				To authorize the company to purchase its own shares	Issuer	Yes	For	For
				To reduce notice period for general meetings	Issuer	Yes	For	For
				To adopt new Articles of Association of the company	Issuer	Yes	For	For
				To approve the AstraZeneca Investment plan	Issuer	Yes	Against	Against
Altera Corp	ALTR	021441100	05/06/10	Election of all nominees	Issuer	Yes	For
				To reapprove the internal revenue code section 162(M) provisions of the 2005 equtiy incentive plan	Issuer	Yes	Against	Against
				To approve an amendment to the 2005 equity incentive plan to increase by 5,000,000 the number of shares of common stock	Issuer	Yes	Against	Against
				To approve an amendment to the 1987 employee stock purchase plan to increase by 1,000,000 the number of shres of common stock	Issuer	Yes	For	For
				To ratify the appointment of PriceWaterHouseCoopers as our independent registered public accounting firm for fiscal year	Issuer	Yes	For	For
				To consider a stockholder proposal requesting that Board take the teps necessary so that each stockholder voting requirement in Altera's certificate of incorporation	Security Holder	Yes	Against	For
Pfizer Inc	PFE	717081103	04/22/10	Vote for all nominees	Issuer	Yes	For	For
				Proposal to ratify the selection of KPMG as independent registered public accounting firm for 2010	Issuer	Yes	For	For
				Advisory vote on executive compensation	Issuer	Yes	For	For
				Approval of by-law Amendment to reduce the percentage of shares requred for shareholders to call special meeting	Issuer	Yes	Against	Against
				Shareholder proposal regarding stock options	Security Holder	Yes	For	Against
Idexx Labs Inc	IDXX	45168D104	05/05/10	Directors recommend a vote for all nominees	Issuer	Yes	For	For

Ratification of appointment of independent registered public accounting firm.  To ratify the selection by the audit committee of the Board of Directors of PriceWaterHouseCoopers as our independent registered public accounting firm for the current fiscal year
					Issuer	Yes	For	For
Under Armour Inc	UA	904311107	05/04/10	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratifcation of appointment of independent registered public accounting firm	Issuer	Yes	For	For
Johnson & Johnson	JNJ	478160104	04/22/10	Election of all nominees	Issuer	Yes	For	For
				Ratification of appointment of PriceWaterHouseCoopers as indpendent registered public accounting firm for 2010	Issuer	Yes	For	For
				Advisory vote on executive compensation	Issuer	Yes	For	Against
				Special shareowner meetings	Issuer	Yes	Against	For
Shire PLC	SHPGY	82481R106	04/27/10	To receive the company's accounts for the year ended 12/31/09 togethere with the Directors' report and the auditor's report on those accounts	Issuer	Yes	For	For
				To approve the Directors' remuneration report for the year ended 12/31/09	Issuer	Yes	For	For
				Election of all nominees	Issuer	Yes	For	For
				To re-appoint Deloitte as auditors of the company to hold office from the conclusion of the meeting to the conclusion of the annual general meeting of the company to be held in 2010.	Issuer	Yes	For	For
				to authorize the audit compliance and risk committee of the Board to determine the remuneration of the audiotrs	Issuer	Yes	For	For
				to resolve that the authority to allot relevant securites confererd on the Directors by article 10 paragraphof the company's aritlces of association be renewed	Issuer	Yes	For	For
				To approve the proposed amendments	Issuer	Yes	Against	Against
				To resolve that, subject to the passing of the previous resolution, the authority to allot equity securities(authority to disapply pre-emption rights	Issuer	Yes	Against	Against
				A variety of resolutions involving market purchases that the company is hereby generally and unconditionally authorized to act upon	Issuer	Yes	For	For
Arthrocare Corp	ARTC	043136100	05/12/10	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For

To approve the amendment of the company's 2003 amended and restated incentive stock plan to among other modifications increase the number of shares of common stock reserved for issuance thereunder by 2,200,000 shares
					Issuer	Yes	Against	Against
				To ratify the appointment of PriceWaterhouseCoopers as the company's independent registered public accounting firm for the 2010 fiscal year	Issuer	Yes	For	For
Dresser-Rand Group	DRC	261608103	05/11/10	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratify the appointment of PriceWaterHouseCoopers as DRC's independent registered public accountants for the fiscal year ending 12/31/10	Issuer	Yes	For	For
Kohl's Corp	KSS	500255104	05/13/10	Election of all nominees	Issuer	Yes	For	For
				Ratify the appointment of Ernst & Young as indpendent registered public accounting firm	Issuer	Yes	For	For
				Approval of the Kohl's corporation 2010 long term compensation	Issuer	Yes	For	For
				Shareholder proposal: adopt simple majority vote	Security Holder	Yes	For	Against
				Shareholder proposal Independent Chairman of the Board of Directors	Security Holder	Yes	Against	For
Ebay	EBAY	278642103	04/29/10	Election of all nominees	Issuer	Yes	For	For
				To approve the amendment and restatement of our ebay incentive plan including to satisfy the requreemnts of seciton162(M) of the internal revenue code	Issuer	Yes	Against	Against

To approve the amendment and restatement of our 2008 equity incentive award plan, including an amendment to increase the aggregate number of shares authorized for issuance under the plan by 20 million shares
					Issuer	Yes	Against	Against
				To ratify the appointment of PriceWaterHouseCoopers as our independent auditors for our fiscal year ending 12/31/10	Issuer	Yes	For	For
Waters Corp	WAT	941848103	05/11/08	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To ratify the selection of PriceWaterHouseCoopers as the company's independent registered public accounting firm for the fiscal year ending 12/31/10	Issuer	Yes	For	For
Echostar Corp	SATS	278768106	05/04/08	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To ratify the appointment of KPMG as our independent registered public accounting firm for fiscal year ending December 31, 2010	Issuer	Yes	For	For
Timken Co	TKR	887389104	05/11/10	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To ratify the selection of Ernst & Young as independent auditor for the year ending 12/31/10	Issuer	Yes	For	For
				To ratify the Timken company senior executive management performance plan as amended and restated as of 2/8/2010	Issuer	Yes	Against	Against
				To consider amending the company's amended regulations to declassify the Board of Directors	Issuer	Yes	For	For
				To consider amending the company's amended regulations to authorize the Board of Directors to amend the amended regulations to the extent permitted by Ohio law	Issuer	Yes	For	For
Noble Corp	NE	H5833N103	04/30/10	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of the extension of Board authority to issue authorized share capital until 4/29/12	Issuer	Yes	For	For
				Approval of the payment of a regular dividend through a reduction of the par value of the shares in an amount equal to swiss francs .52 per share	Issuer	Yes	For	For
				Approval of the payment of a special dividend through a reduction of the par value of the shares in amount equal to swiss francs .56 per share	Issuer	Yes	For	For

Approval of the appointment of PriceWaterHouseCoopers as indpendent registered public accounting firm for fiscal year 2010 and the election of PriceWaterhouseCoopers AG as statutory auditor for a one year term
					Issuer	Yes	For	For
				Approval of the 2009 annual report, the consolidated financial statements of the company for fiscal year 2009 and the statutory financial statements of the company for extended fiscal year 2009	Issuer	Yes	For	For
				Approval of the discharge of the members of the Board of Directors and the executive officers of the company for extended fiscal year 2009	Issuer	Yes	For	For
				Approval of the discharge of the members of the board of Directors and the executive officers of the company for extended fiscal year 2009	Issuer	Yes	For	For
Amgen	AMGN	031162100	05/12/10	A vote for all nominees	Issuer	Yes	For	For
				To ratify the seleciton of Ernst & Young as our independent registered public accountants fo the year ending 12/31/10	Issuer	Yes	For	For
				Shareholder action by written consent	Security Holder	Yes	Against	For
				Shareholder proposal equity retention policy	Security Holder	Yes	For	Against
Illumina Inc		452327109	05/12/10	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				To ratify the appointment of Ernst and Young as indpendent registered public accountants for the fiscal year ending 1/2/11	Issuer	Yes	For	For
Wellpoint Inc		94973V107	05/18/10	Election of all nominees	Issuer	Yes	For	For
				To ratify the appointment of Ernst & Young as the independent registered public accounting firm for 2010	Issuer	Yes	For	For
				If properly presented at the meeting, to vote on a shareholder proposal concerning a feasibility study for converting to nonprofit status	Security Holder	Yes	Against	For
				If properly presented at the meeting, to vote on a shareholder proposal concerning disclosure of lobbying expenses	Security Holder	Yes	Against	For
				If properly presented at the meeting, to vote on a shareholder proposal concerning an advisory resolution on compensation of named executive officers	Security Holder	Yes	For	Against
				If properly presented at the meeting, to vote on shareholder proposal to change our jurisdiction of incorporation from Indiana to Delaware	Security Holder	Yes	Against	For
Sunpower Corp	SPWRA	867652109	05/04/10	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Proposal to ratify the appointment of PriceWaterHouseCoopers as the independent registered public accounting firm of the company for fiscal year 2010	Issuer	Yes	For	For
Transocean	RIG	H8817H100	05/14/10	Approval of the 2009 annual report, the consolidated financial statements of transocean for fiscal year 2009	Issuer	Yes	For	For
				Discharge of the members of the Board of Directors & Executive Officers from liability for activities during fiscal year 2009	Issuer	Yes	For	For
				Appropriation of available earnings for fiscal year 2009 to be carried forward	Issuer	Yes	For	For
				Change of the company's place of incorporation in Switzerland	Issuer	Yes	For	For
				Renewal of the company's authorized share capital Distribution to shareholders in the form of a par value reduction	Issuer	Yes	For	For
				Amendments to the articles of association to reflect the Swiss Federal act on intermediated securities	Issuer	Yes	For	For
				Election of all nominees	Issuer	Yes	For	For
				Appointment of Ernst & Young as the company's indpendent registered public accounting firm for fiscal year 2010	Issuer	Yes	For	For
Alcon	ACK	H01301102	05/20/10	Approval of the 2009 annual report and accounts of Alcon, Inc and the 2009 consolidated financial statements of Alcon, Inc and subsidiaries	Issuer	Yes	For	For
				Appropriation of available earnings and proposed dividend to shareholders for the financial year 2009	Issuer	Yes	For	For
				Discharge of the members of the Board of Directors for the financial year 2009	Issuer	Yes	For	For
				Election of KPMG as auditors	Issuer	Yes	For	For
				Election of OBT, Aurich as special auditors	Issuer	Yes	For	For
				Amendments to the articles of association	Issuer	Yes	For	For
				Election of all nominees	Issuer	Yes	For	For
BASF SE	BASFY	055262505	04/29/10	Adoption of a resolution on the appropriation of profit	Issuer	Yes	For	For
				Adoption of a resolution giving formal approval to the actions of the members of the supervisory board	Issuer	Yes	For	For
				Adoption of a resolution giving formal approval to the actions of the members of the board of executive directors	Issuer	Yes	For	For
				Election of the auditor for the finacial year 2010	Issuer	Yes	For	For
				Adoption of a resolution on the change of bearer shares to registered shares and appropriate amendment of the statutes	Issuer	Yes	For	For
				Approval of the transmission of information by telecommunicaiton and appropriate amendment of the statutes	Issuer	Yes	For	For
				Adoption of a resolution on the approval of the system of the remuneration of the members of the board of executive Directors	Issuer	Yes	For	For
				Adoption of a resolution on the amendment of articles 17, no. 2 of the statutes	Issuer	Yes	For	For
				Adoption of a resolution on the amendment of articles 17 no. 3 of the statues	Issuer	Yes	For	For
				Adoption of a resolution on the amendment of articles 18 no. 2 of the statues	Issuer	Yes	For	For
Netflix Inc	NFLX	64110L106	05/20/10	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				To ratify the appointment of KPMG as the company's independent registered public accounting firm for the year ending 12/31/10	Issuer	Yes	For	For
				To approve the company's amended and restated 2002 employee stock purchase plan	Issuer	Yes	For	For
Pharmaceutical Product Development	PPDI	717124101	05/20/10	Directors reocmmend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of Deloitte & Touche as the company's independent registered public accounting firm for fiscal year 2010	Issuer	Yes	For	For
Ross Stores Inc	ROST	778296103	05/19/10	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				To ratify the appointment of Deloitte&Touche as the company's indpendent registered public accounting firm for the fiscal year ending 1/29/11	Issuer	Yes	For	For
Nordstrom Inc	JWN	655664100	05/18/10	Election of all nominees	Issuer	Yes	For	For
				Approval of the Nordstrom Inc. 2010 equity incentive plan	Issuer	Yes	Against	Against
				Ratification of the appointment of independent registered public accounting firm	Issuer	Yes	For	For
Panera Bread	PNRA	69840W108	05/13/10	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approve the proposal to amend the company's 2006 stock incentive plan to increase the number of class a common stock available for issuance under the plan from 1,500,000 to 2,300,000	Issuer	Yes	Against	Against
				Approve the proposal to amend the company's 1992 employee stock pruchase plan to increase the number of class A common stock available for issuance under the plan from 825,000 to 950,000	Issuer	Yes	For	For
				Ratifiy the appointment of PriceWaterHouseCoopers as the company's independent registered public accounting firm for the fiscal year ending 12/26/10	Issuer	Yes	For	For
Limited Brands	LTD	532716107	05/27/10	Election of all nominees	Issuer	Yes	For	For
				The ratification of the appointment of the independent registered public accountants	Issuer	Yes	For	For
Amazon	AMZN	023135106	05/25/10	Election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of Ernst & Young as independent auditors	Issuer	Yes	For	For
				Shareholder proposal calling for the company to make certain disclousre regarding corporate political contributions	Security Holder	Yes	For	Against
Nvidia Corp	NVDA	67066G104	05/19/10	Election of all nominees	Issuer	Yes	For	For
				To ratify the selection of PriceWaterHouseCoopers as our independent registered public accounting firm for our fiscal year ending 1/30/11	Issuer	Yes	For	For
Adtran	ADTN	00738A106	05/05/10	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				The adoption of the 2010 Directors stock plan	Issuer	Yes	Against	Against
				Ratify the appointment of PriceWaterHouseCoopers as the independent registred public accounting firm of Adtran for the fiscal year ending 12/31/10	Issuer	Yes	For	For
Broadcom	BRCM	111320107	05/20/10	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				To ratify the appointment of KPMG as the company's independent registered public accounting firm for the year ending 12/31/10	Issuer	Yes	For	For
Intel Corp	INTC	458140100	05/19/10	Election of all nominees	Issuer	Yes	For	For
				Ratification of selection of Ernst & Young as our indepndent registed public acounting firm for the ucrrent year	Issuer	Yes	For	For
				Advisory vote on executive compensation	Issuer	Yes	For	For
Exxon Mobil	XOM	30231G102	05/26/10	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Ratification of independent auditors	Issuer	Yes	For	For
				Special shareowner meetings	Security Holder	Yes	Against	For
				Incorporate in North Dakota	Security Holder	Yes	Against	For
				Shareholder advisory vote on executive compensation	Security Holder	Yes	For	Against
				Amendment of EEO policy	Security Holder	Yes	Against	For
				Policy on Water	Security Holder	Yes	For	Against
				Wetlands restoration policy	Security Holder	Yes	Against	For
				Report on Canadian oil sands	Security Holder	Yes	Against	For
				Report on natural gas production	Security Holder	Yes	Against	For
				Report on energy technology	Security Holder	Yes	Against	For
				Greenhouse gas emissions goals	Security Holder	Yes	Against	For
				Planning assumptions	Security Holder	Yes	Against	For
Royal Caribbean Cruises	RCL	V7780T103	05/20/10	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of an additional 6,000,000 shares for issuance under the company's 2008 equity incentive plan	Issuer	Yes	Against	Against
				Ratification of appointment of PriceWaterHouseCoopers as the company's principal independent auditor for 2010	Issuer	Yes	For	For
				The shareholder proposal regarding 2 year equity holding period	Security Holder	Yes	For	Against
Merck	MRK	58933Y105	05/25/10	A vote for all nominees	Issuer	Yes	For	For
				Ratification of the appointment of the company's independent registered public accounting firm for 2010	Issuer	Yes	For	For
				Proposal to adopt the 2010 incentive stock plan	Issuer	Yes	Against	Against
				Proposal to adopt the 2010 non-employee Directors stock option plan	Issuer	Yes	Against	Against
Align Technology	ALGN	016255101	05/20/10	Election of all nominees	Issuer	Yes	For	For
				Proposal to ratify the appointment of PriceWaterHouseCoopers as Align Technology Inc.'s independent registered public accountants for the fiscal year ending 12/31/10	Issuer	Yes	For	For
				Proposal to approve amended and restated 2005 equity incentive plan	Issuer	Yes	Against	Against
				Proposal to approve 2010 employee stock purchse plan	Issuer	Yes	For	For
Chevron Corp	CVX	166764100	05/26/10	Vote for all nominees	Issuer	Yes	For	For
				Ratification of independent registered public accounting firm	Issuer	Yes	For	For
				Amendment to Chevron's by-laws to reduce the percentage of stockholdings required for stockholders to call for special meetings	Issuer	Yes	For	For
				appointment of an indpendent Director with environmental expertise	Security Holder	Yes	Against	For
				Holding equity based compensation through retirements 2yrs	Security Holder	Yes	For	Against
				Disclosure of payments to host governments	Security Holder	Yes	For	Against
				Guidelines for country selection	Security Holder	Yes	Against	For
				Financial risks from climate change	Security Holder	Yes	Against	For
				Human rights committee	Security Holder	Yes	For	Against
Chipotle Mexican Grill	CMG	169656105	06/08/10	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Ratification of Ernst & Young as indpendent registered public accounting firm for the year ended 12/31/10	Issuer	Yes	For	For
Cognizant Tech Solutions	CTSH	1922446102	06/01/10	Election of all nominees	Issuer	Yes	For	For

To amend and restate the Cognizant technology solutions corporation 2004 employee stock purchase plan to among other things, increae the number of shares of Class A common stock reserved for issuance thereunder from 6,000,000 shares to 9,000,000 shares
					Issuer	Yes	For	For
				To ratify the appointment of PriceWaterHouseCoopers as our independent registered public accounting firm for the year ending 12/31/10	Issuer	Yes	For	For
BioVail Corp	BVF	09067J109	05/18/10	Vote for all nominees	Issuer	Yes	For	For
				Appoint Ernst & Young as indpendent auditors for the ensuing year and authorize the Board of Directors to fix the auditors remuneraton	Issuer	Yes	For	For
The Cheesecake Factory	CAKE	163072101	06/02/10	Election of all nominees	Issuer	Yes	For	For
				Approval of the 2010 stock incentive plan	Issuer	Yes	For	For
				Approval of the 2010 amended and restated annual performance incentive plan	Issuer	Yes	Against	Against
				Ratification of the selection of PriceWaterHouseCoopers as the company's independent registered public accounting firm for the fiscal year ending 12/28/2010	Issuer	Yes	For	For
American Eagle Outfitters	AEO	025553E106	06/09/10	Vote for all nominees	Issuer	Yes	For	For
				Ratify the appointment of Ernst & Young as the company's independent registered Public Accounting Firm for the f/y ending 1/29/11	Issuer	Yes	For	For
Comcast	CMCSA	20030N101	05/20/10	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Ratification of the appointment of independent auditors	Issuer	Yes	For	For
				Approval of our our 2006 cash bonus plan	Issuer	Yes	For	For
				to provide for cumulative voting in the election of Directors	Issuer	Yes	Against	For
				To adopt and disclose a succession planning policy and isue annual reports on succession plan	Issuer	Yes	Against	For
				to require that the Chairman of the Board not be a current or former executive officer	Issuer	Yes	Against	For
Diamond offshore Drilling	DO	25271C102	05/24/10	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To ratify the appointment of Deloitte&Touche as the independent auditors of the company for fiscal year 2010	Issuer	Yes	For	For
				To transact such other business as may properly come before the annual meeeting or any adjournment therof	Issuer	Yes	For	For
Biosante Pharmaceuticals	BPAX	09065V203	06/11/10	Directors recommend a vote for election of all nominees	Issuer	Yes	For	Against
				To consider a proposal to approve the BioSante pharmaceuticals, amended and restated 2008 stock incentive plan	Issuer	Yes	Against	Against
				Ratify the selection of Deloitte&Touche as our independent registered public accounting firm for the year ending 12/31/2010	Issuer	Yes	For	For
TJX Companies Inc	TJX	872540109	06/02/10	A vote for all nominees	Issuer	Yes	For	For
				Ratification of appointment of PriceWaterHouseCoopers	Issuer	Yes	For	For
				Advisory vote on executive compensation	Security Holder	Yes	For	Against
Endo Pharmaceuticals	ENDP	29264F205	05/26/10	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				To approve the company's 2010 stock incentive plan	Issuer	Yes	Against	Against
				To ratify the appointment of Deloitte&Touche as the indpendent registered public accounting firm for the fiscal year ending 12/31/10	Issuer	Yes	For	For
Autodesk Inc	ADSK	052769106	06/10/10	Election of all nominees	Issuer	Yes	For	For
				Ratify the appointment of Ernst & Young as autodesk's indpendent registered public accounting firm for the fiscal year ending 1/31/11	Issuer	Yes	For	For
				Approve the autodesk executive incentive plan as amended pursuant to section 162M of the intrenal revenue code of 1986	Issuer	Yes	Against	Against
				Approve amendments to the autodesk 2008 employee stock plan as amended	Issuer	Yes	For	For
LifePoint Hospitals	LPNT	53219L109	06/08/10	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the selection of Ernst & Young as the company's indpendent registered public accounting firm for 2010	Issuer	Yes	For	For
				Approval of the amendment to the company's amended and restated 1990 long term incentive plan	Issuer	Yes	Against	Against
				Approval of the amendment to the company's amended and restated management stock purchase plan	Issuer	Yes	For	For
				Approval of the amendment to the company's amended and restated outside Directors stock and incentive compensation plan	Issuer	Yes	Against	Against
Sapient Corporation	SAPE	803062108	06/02/10	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To ratify the selection by the audit committee of our Board of Directors of PriceWaterHouseCoopers as our indpendent registered public accounting firm for the year ending 12/31/10	Issuer	Yes	For	For
Aeropostale Inc	ARO	007865108	06/17/10	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				To ratify the selection by the audit committee of the Board of Directors of Deloitte & Touche as the company's indpendent auditors for the fiscal year ending 1/29/11	Issuer	Yes	For	For
Gamestop	GME	36467W109	06/22/10	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Proposal to ratify the appointment of BDO Seidman LLP as the independent registered public accounting firm of the company for the fiscal year ending 1/29/11	Issuer	Yes	For	For
Best Buy Co	BBY	086516101	06/24/10	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Ratification of the appointment of Deloitte & Touche as our independent registered public accounting firm for the fiscal year ending 2/26/11	Issuer	Yes	For	For
Bed Bath & Beyond Inc	BBBY	075896100	06/29/10	Vote for all nominees	Issuer	Yes	For	For
				Ratification of the appointment of KPMG	Issuer	Yes	For	For
Checkpoint Software	CHKP	M22465104	06/29/10	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				To ratify the appointment and compensation of Kost, Forer, Gabbay & Kasierer, a member of Ernst & Young global as independent registered public accounting firm for 2010	Issuer	Yes	For	For
				To approve compensation to Check Point's Chief executive officer who is also the Chairman of the Board of Directors	Issuer	Yes	For	For

Name of Fund: Hussman Strategic Total Return Fund

For shareholder meetings held from July 1, 2009 through June 30, 2010

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund vote For or Against Management?
Anglogold Ashanti Limited	AU	035128206	07/30/09
Specific authority and approval to the Directors to issue ordinary shares for the purposes of the conversion rights attaching to the US$732,500,000 3.50 percent convertible bonds issued by Anglogold Ashanti Finance PLC, a wholly-owned subsidiary of the company and irrevocably guaranteed by the company
					Issuer	Yes	For	For
Compania DE Minas	BVN	204448104	10/12/09
Compania De Minas Buenaventura S.A.A. desires to purchase, subject to shareholder approval, all of its common shapes held by its wholly owned subsidiary, Compania Minera Condesa S.A. Such shares will be held by Buenaventura as treasury shares, all as more fully described in the proxy statment
					Issuer	Yes	For	For
Harmony Gold	HMY	413216300	11/23/09	Adoption of the consolidated annual financial statements for the financial year 2009	Issuer	Yes	For	For
				Re-appointment of PriceWaterHouseCoopers as external auditors	Issuer	Yes	For	For
				Placement of 10% of the authorised by unissued ordinary shares of the company under the Directors' control	Issuer	Yes	For	For
				General authority for Directors to allot and issue equity securities for cash up to 5%	Issuer	Yes	For	For
				Increase in non-executive Directors' Fees	Issuer	Yes	For	For
Randgold Resources	GOLD	752344309	12/15/09	That the proposed acquistion by KIBALI(Jersey) limited of shares in Kibali Goldmines S.P.R.L. be and is hereby approved	Issuer	Yes	For	For
SPDR DB Intl Gov Infl Prot	WIP	78464A490	03/19/10	Directors recommend a vote for all nominees	Issuer	Yes	For	For
	WIP	78464A490	03/19/10	To approve a "manager of managers" structure for all SPDR funds	Issuer	Yes	For	For
				Update and standardize the SPDR funds fundamental policies regarding purchasing and selling real estate	Issuer	Yes	Against	Against
				Update and standardize the SPDR funds fundamental policies regarding issuing senior securites and borrowing money	Issuer	Yes	Against	Against
				Update and standardize the SPDR funds fundamental policies regarding making loans	Issuer	Yes	Against	Against
				Update and standardize the SPDR funds fundamental policies regarding puchasing and selling commodities	Issuer	Yes	For	For
				Update and standardize the SPDR funds fundamental policies regarding concentrating investments in a particular industry or group of industries	Issuer	Yes	For	For
				Update and standardize the SPDR funds fundamental policies regarding underwriting activities	Issuer	Yes	Against	Against
				Update and standardize the SPDR funds fundamental policies regarding eliminating outdated fundamental investment policies not required by law	Issuer	Yes	Against	Against
SPDR DB Intl Gov Infl Protected	WIP	78464A490	03/19/10	To approve a "manager of managers" structure for all SPDR funds	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				Update and standardize the SPDR funds fundamental policies regarding purchsing and selling real estate	Issuer	Yes	For	For
				Update and standardize the SPDR funds fundamental policies regarding issuing senior securities and borrowing money	Issuer	Yes	Against	Against
				Update and standardize the SPDR funds fudamental policies regarding making loans	Issuer	Yes	Against	Against
				Update and standardize the SPDR funds fundamental policies regarding purchasing and selling commodities	Issuer	Yes	For	For
				Update and standardize the SPDR funds fundamental policies regarding concentrating investments in a particular industry or group of industries	Issuer	Yes	For	For
				Update and standardize the SPDR funds fundamental policies regarding underwriting activities	Issuer	Yes	For	For
				Update and Standardize the SPDR funds fundamental policies regarding eliminating outdated fundamental investment policies not required by law	Issuer	Yes	Against	Against
Newmont Dining Corp	NEM	651639106	04/23/10	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Ratify the audit committee's appointment of PriceWaterHouseCoopers as Newmont's independent auditors for 2010	Issuer	Yes	For	For
				Consider and act upon a stockholder proposal regarding special meetings as set forth in the accompanying proxy statement if properly introduced at the meeting	Security Holder	Yes	Against	For

Consider and act upon a stockholder proposal to approve majority voting for the selection of Directors in a non-contested election as set forth in the accompanying proxy stement if properly introduced at the meeting
					Security Holder	Yes	Against	For
Ameren Corp	AEE	023608102	04/27/10	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of independent registered public accounting firm for the fiscal year ending 12/31/10	Issuer	Yes	For	For
				Shareholder proposal relating to report on Callaway plant extension of operating license	Security Holder	Yes	Against	For
DPL Inc	DPL	233293109	04/28/10	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of KPMG as independent public accountant	Issuer	Yes	For	For
Scana Corporation	SCG	80589M102	05/06/10	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of amended restated long-trm equity compensation plan	Issuer	Yes	Against	Against
				Approval of appointment of indpendent registered public accounting firm	Issuer	Yes	For	For
Compania De Minas Buenaventura	BVN	204448104	03/26/10	To approve the annual report as of 12/31/09. A preliminary spanish version of the annual eport will be available in the company's web site	Issuer	Yes	For	For
				To approve the Financial statements of as of December 31, 2009 which were publicly reported and are in our web site	Issuer	Yes	For	For
				To appoint Ernst and Young as external auditors for fiscal year 2010.	Issuer	Yes	For	For
				To approve the payment of a cash dividend of US$.30 per share or Ads according to the company's dividend policy	Issuer	Yes	For	For
Barrick Gold Corp	ABX	067901108	04/28/10	Vote for all nominees	Issuer	Yes	For	For
				Resolution approving the appointment of PriceWaterHouseCoopers as the auditors of Barrick and authorizing the Directors to fix their remuneration	Issuer	Yes	For	For
				Advisory resolution on executive compensation approach	Issuer	Yes	Against	Against
Alliant Energy corp	LNT	018802108	05/20/10	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Proposal to approve the alliant energy corporation 2010 omnibus incentive plan	Issuer	Yes	Against	Against
				Proposal to ratify the appointment of Deloitte & Touche as the company's independent registered Public accounting firm for 2010	Issuer	Yes	For	For
Pepco Holdings	POM	713291102	05/21/10	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				A proposal to ratify the appointmnet of PriceWaterHouseCoopers as independent registered public accounting firm of the company for 2010	Issuer	Yes	For	For
DTE Energy	DTE	233331107	05/06/10	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Indpendent registered public accounting firm PriceWaterHouseCoopers	Issuer	Yes	For	For
				Management proposal regarding cumulative voting	Issuer	Yes	For	For
				Management proposal regarding 2006 long term incentive plan	Issuer	Yes	Against	Against
				Shareholder proposal regarding political contributions	Security Holder	Yes	For	Against
				Shareholder proposal regarding Board declassification	Security Holder	Yes	For	Against
Randgold Resources	GOLD	752344309	05/04/10	Adoption of the Directors' report and accounts	Issuer	Yes	For	For
				Election of all nominees	Issuer	Yes	For	For
				Adoption of the report of remuneration committee	Issuer	Yes	For	For
				Approve the fees payable to Directors	Issuer	Yes	For	For
				Re-appoint BD as auditors of the company	Issuer	Yes	For	For
				Increase authorized share captial	Issuer	Yes	For	For
				Amend paragraph 4 of the memorandum of association	Issuer	Yes	For	For
				Amend article 4.1 of the article of association	Issuer	Yes	For	For
Pinnacle	PNW	723484101	05/19/10	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Amendment to the company's bylaws to permit shareholders to call speical shareholder meetings	Issuer	Yes	For	For
				Ratify the appointment of the company's independent acountants for the year ending 12/31/10	Issuer	Yes	For	For
Stillwater Mining Co	SWC	86074Q102	05/04/10	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				To ratify the appointment of KPMG as the company's independent registered accounting firm for 2010	Issuer	Yes	For	For
Agnico-Eagle Mine	AEM	008474108	04/30/10	Vote for all nominees	Issuer	Yes	For	For
	AEM	008474108	04/30/10	Appointment of Ernst & Young as auditors of the corporation and authorizing the Directors to fix their remuneration	Issuer	Yes	For	For
				An ordinary resolution approving an amendment of Agnico-Eagles's stock option plan	Issuer	Yes	Against	Against
				A special resolution approving an amendment to Agnico-Eagle's articles of amalgamation and authorizing the Borad of Directors to set the numbe of Directors	Issuer	Yes	Against	Against
Consolidated Edison	ED	209115104	05/17/10	A vote for all nominees	Issuer	Yes	For	For
				Ratification of appointment of independent accountants	Issuer	Yes	For	For
				Additional compensation information	Issuer	Yes	Against	For
Goldcorp Inc	GG	380956409	05/19/10	Appointment of Deloitte & Touche as chartered accountants, as auditors of the company and authorizing the Directors to fix their remuneration	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				The shareholder proposal attached as schedule "B" to the management information circular accompanying this voting instruction form(Local Consent)	Security Holder	Yes	Against	For
Anglogold Ashanti Limited	AU	035128206	05/07/10	Adoption of Financial statements	Issuer	Yes	For	For
				Re-appointment of Ernst & Young as auditors of the company	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				General authority to directors to allot and issue ordinary shares	Issuer	Yes	For	For
				General authority to directors to issue ordinary shares for cash	Issuer	Yes	For	For
				General authority to directors to issue convertible bonds	Issuer	Yes	For	For
				Increase in non-executive Directors' Fees	Issuer	Yes	For	For
				Increase in non-executive directors' fees for board committee meetings	Issuer	Yes	For	For
				Amendment to the AngloGold limited share incentive scheme	Issuer	Yes	Against	Against
				Amendments to the AngloGold Ashanti limited long term incentive plan 2005	Issuer	Yes	Against	Against
				Amendments to the AngloGold Ashanti limited bonus share plan 2005	Issuer	Yes	Against	Against
				Specific authority to issue shares for the purposes of the incentive schemes adopted by the company from time to time	Issuer	Yes	Against	Against
				Approval of the AngloGoldAshanti remuneration policy	Issuer	Yes	Against	Against
				Acquisiton of company's own shares	Issuer	Yes	For	For

Name of Fund: Hussman Strategic International Equity Fund

For shareholder meetings held from January 1, 2010 through June 30, 2010

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund vote For or Against Management?
Novartis AG	NVS	66987V109	2/26/2010	Approval of the annual report, the financial statements of Novartis AG and the group consolidated financial statements for the business year 2009	Issuer	Yes	For	For
				Discharge from liability of the members of the Board of Directors and the executive committee	Issuer	Yes	Abstain	Abstain
				Appropriation of available earnings of Novartis AG as per balance sheet and declaration of Dividend	Issuer	Yes	For	For
				Amendments to the articles of incorporation:Introduction of a consultative vote on the compensation system	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				Appointment of the Auditor	Issuer	Yes	For	For
				Additional and/or counter proposals presented at the meeting	Issuer	Yes	Abstain	Abstain
Carnival PLC	CUK	2534927	2/12/2010	Vote for all nominees	Issuer	Yes	For	For
				To reappoint Carnival plc's independent auditors and ratification of Carnival Corporation's independent registered certified public accounting firm	Issuer	Yes	For	For
				To authorise Carnival plc's audit committee to agree to the remuneration of the indpendent auditors	Issuer	Yes	For	For
				To receive the UK annual accounts and reports of the directors and auditors of Carnival	Issuer	Yes	For	For
				To approve the directors' remuneration report of Carnival plc	Issuer	Yes	For	For
				To approve the giving of authority for the allotment of new shares by Carnival plc	Issuer	Yes	For	For
				Special resolution to approve disapplication of pre-emption rights in relation to the allotment of new shares by Carnival	Issuer	Yes	For	For
				Special resolution to authorise market purchases of ordinary share of US$1.66 each in the capital of Carnival	Issuer	Yes	For	For
				To consider a shareholder proposal	Security Holder	Yes	Abstain	Abstain
ADR BP	BP	2142621	4/15/2010	Vote for all nominees	Issuer	Yes	For	For
				To reappoint Ernst & Young as auditors and authorize the board to fix their remuneration	Issuer	Yes	For	For
				Special resolution: to adopt new articles of association	Issuer	Yes	For	For
				Special resolution: to give limited authority for the purchase of its own shares by the company	Issuer	Yes	For	For
				To give limited authority to allot shares up to a specified amount	Issuer	Yes	Against	Against
				Special resolution: to give authority to allot a limited number of shares for cash free of pre-emption rights	Issuer	Yes	Against	Against
				Special Resolution: to authorize the calling of general meeting(exlcuding annual general meeting by notice of at least 14 clear days	Issuer	Yes	For	For
				To approve the renewal of the executive Directors incentive plan	Issuer	Yes	Against	Against
				To approve the Scrip Dividend Programme	Issuer	Yes	For	For
				Special resolution: To instruct a committee of the board to review the assumptions behind Sunrise SAGD Project	Issuer	Yes	Abstain	Abstain
Nestle ADR		641069406	4/15/2010	Approval of annual report,fin.statements of nestle S.A. and consolidated financial statements of the nestle group for 2009	Issuer	Yes	For	For
				Acceptance of the compensation report 2009(non-binding advisory vote)	Issuer	Yes	For	For
				Release of the members of the board of Directors and of the management	Issuer	Yes	For	For
				Appropriation of profits resulting from the balance sheet of nestle(proposed dividend) for the financial year 2009	Issuer	Yes	For	For
				Re-election to the Board of all nominees	Issuer	Yes	For	For
				Capital reduction	Issuer	Yes	For	For
				Other amendments in the articles of association	Issuer	Yes	For	For
				Mark the "For" box if you wish to give a proxy to independent representative, Mr. Jean-Ludovic Hartman	Issuer	Yes	Abstain	Abstain
Portugal Telecom		737273102	4/16/2010	To resolve on the management report, balance sheet and accounts for the year 2009	Issuer	Yes	For	For
				To resolve on the consolidated management report, balance sheet and accounts for the year 2009	Issuer	Yes	For	For
				To resolve on the proposal for application of profits	Issuer	Yes	For	For
				To resolve on a general appraisal of the company's management and supervison	Issuer	Yes	For	For
				To resolve on the acquisition and disposal of own share	Issuer	Yes	For	For
				pursuant to number 4 of article 8 of articles of association, on parameters applicable in event of an issuance of bonds convertible into share that may be resolved upon by the board	Issuer	Yes	For	For
				The suppression of pre-emptive right of shareholders in the subscription of any issuance of convertible bonds	Issuer	Yes	Against	Against
				Issuance of bonds and other securities by board of directors and notably on fixing of value of such securities	Issuer	Yes	For
				To resolve on the acquisition and disposal of own bonds and other own securities	Issuer	Yes	For	For
				To resolve on the creation of an ad hoc committee to decide on the remuneration of the members of the compensation committee	Issuer	Yes	For	For
				To resolve on the declaration in respect of the renumeration policy of the members of the management and supervisory bodies of the company	Issuer	Yes	For	For
SAP AG	SAP	803054204	6/8/2010
Presentation of the adopted annual financial statements and the approved group financial statements the management report and the group management report including the executive board's explanatory notes relating to the information provided pursuant to section 289 and 315 of the German commercial code and the supervisory board's report for the fiscal year 2009
					Issuer	Yes	For	For
				Appropriation of the retained earnings of the fiscal year 2009	Issuer	Yes	For	For
				Approval of the acts of the executive Board in the fiscal yar 2009	Issuer	Yes	For	For
				Approval of the acts of the supervisory Board in the fiscal year 2009	Issuer	Yes	For	For
				Approval of the system for the renumeration of Executive board members	Issuer	Yes	For	For
				Appointment of the auditors of the financial statements and group financial statments for the fiscal year 2010	Issuer	Yes	For	For
				Amendment to section 4 and of the articles of incorporation to reflect changes in the capital structure since the Articles of incorporation were last amended	Issuer	Yes	For	For
				Amendments to the articles of incorporation to reflect the requirements of the German act implementing the directive on shareholders rights	Issuer	Yes	For	For
				articles of incorporation	Issuer	Yes	For	For
				articles of incorporation	Issuer	Yes	For	For
				supplement to articles of incoporation to allow online participation	Issuer	Yes	For	For
				Allow postal voting	Issuer	Yes	For	For
				Restatements of section 19 of the articles of incorporation	Issuer	Yes	For	For
				Restatement of articles of incorporation	Issuer	Yes	For	For
				Authorized Capital	Issuer	Yes	For	For
				Cancellation of existing authorized capital and creation of new capital	Issuer	Yes	For	For
				Cancellation of existing authorized capital and creation of new capital	Issuer	Yes	For	For
				Creation of authorized capital for the purpose of granting shares to employees of the company and its affiliates	Issuer	Yes	For	For
				Authorization to acquire and use treasury shares pursuant to the German stock act	Issuer	Yes	Against	Against
				change in the renumeration of the members of the supervisory board and on the corresponding amendment to the articles of incorporation	Issuer	Yes	For	For
WIPRO	WIT	97651M109	6/4/2010	Increase of authorised share capital and alteration of the memorandum of association of the company by altering clause 5 of the MOA	Issuer	Yes	For	For
				Special resolution for articles of association	Issuer	Yes	For	For
				Ordinary resolution for issue of bonus shares to the shareholders by captitalizing a part of the amount standing to the credit of securities premium account	Issuer	Yes	For	For
Infosys Technologies Limited	INFY	456788108	6/12/2010	To receive, consider and adopt the balance sheet as at 3/31/2010,the profit and loss account for the year ended on that date and the report of the Directors and auditors thereon	Issuer	Yes	For	For
				To delcare a final dividend for the financial year ended 3/31/2010	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				To appoint auditors	Issuer	Yes	For	For
Mobile Telesystems	MBT	2603225	6/24/2010	Procedures for conducting the annual general meeting	Issuer	Yes	For	For
				Approval of the annual report	Issuer	Yes	For	For
				Election of nominees to Board	Issuer
				Election of members of auditing commission	Issuer	Yes	For	For
				Approval of auditor	Issuer	Yes	For	For
				Approval of MTS OJSC charter as amended and restated	Issuer	Yes	For	For
				Approval of the regulations of MTS OJSC General shareholders meeting as amended and restated	Issuer	Yes	For	For
JA Solar Holdings	JASO	B1QMYF9	6/30/2010	To receive and consider the audited financial statements and the reports of the Chariman and Chief Executive officer for the year ended 12/31/09	Issuer	Yes	For	For
				Elect all nominees	Issuer	Yes	For	For
				To transact such other business as may properly come before the meeting or any adjournment or postponement thereof	Issuer	Yes	For	For
Portugal Telecom	PT	2696076	6/30/2010
To resolve on the proposal received rom Telefonica on 1/June 2010 regarding the acquisition of the shares held by the companies of the Portugal Telecom group in Brasilcel, N.V., under the terms and at the price of the current offer or at a highter prie presented
					Issuer	Yes	For	For
Icon PLC	INFY	2398822	7/19/2010	To receive the accounts and reports	Issuer	Yes	For	For
				Election of all nominees	Issuer	Yes	For	For
				To authorise the fixing of the auditors' remuneration	Issuer	Yes	For	For
				To authorise the company to allot shares	Issuer	Yes	For	For
				To Disapply the statutory pre-emption rights	Issuer	Yes	Against	Against
				To authose the company to make market purchases of shares	Issuer	Yes	For	For
				To amend the articles of association of the company	Issuer	Yes	For	For
				To allow an extraordinary general meeting of the company to be called on not less than 14 clear days' notice	Issuer	Yes	For	For